Related Party Transactions and Exempt Party-in-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Company Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in investment	420,134	434,402
Employee benefit plan, dividends received	$ 650,262
Investment Shares Issued by Affiliate
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, dividends received	$ 2,073,679